UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:    Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

                             Master Institutional Money Market LLC

Master Premier Government Institutional Portfolio

Master Treasury Strategies Institutional Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and

Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Premier Government Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Premier Government Institutional Fund of Master Institutional Money Market LLC	$2,869,686,731
Total Investments (Cost - $2,869,686,731) — 100.0%	2,869,686,731
Liabilities in Excess of Other Assets - (0.0)%	(1,543,193)

Net Assets - 100.0%	$2,868,143,538

BlackRock Premier Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2017, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,869,686,731 and 100%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	July 31, 2017	1

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Select Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Select Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$468,721,629
Total Investments (Cost - $468,721,629) — 100.0%	468,721,629
Liabilities in Excess of Other Assets - (0.0)%	(275,222)

Net Assets - 100.0%	$468,446,407

BlackRock Select Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2017, the value of the investment and the percentage owned by the Fund of the Portfolio was $468,721,629 and 34.6%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	July 31, 2017	1

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$887,728,530
Total Investments (Cost - $887,728,530) — 100.0%	887,728,530
Liabilities in Excess of Other Assets - (0.0)%	(508,414)

Net Assets - 100.0%	$887,220,116

BlackRock Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2017, the value of the investment and the percentage owned by the Fund of the Portfolio was $887,728,530 and 65.4%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	1

Schedule of Investments July 31, 2017 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 1.05%, 10/02/17 (a)	$5,195	$5,185,606
Federal Home Loan Bank, 0.98%, 9/15/17 (a)	810	809,008
Federal Home Loan Bank Discount Notes (a):
0.85%, 8/02/17	12,000	11,999,717
0.90%, 8/28/17	1,560	1,558,953
1.03%, 9/01/17	500	499,557
1.08%, 10/12/17	2,630	2,624,319
0.98%, 10/25/17	1,600	1,596,316
Freddie Mac Discount Notes (a):
0.80%, 8/02/17	1,090	1,089,976
0.83%, 8/03/17	1,855	1,854,914

Total U.S. Government Sponsored Agency Obligations - 28.4%		27,218,366

U.S. Treasury Obligations — 12.5%
U.S. Treasury Bills (a):
0.97%, 10/26/17	7,000	6,984,030
1.15%, 12/28/17	5,000	4,976,719
Total U.S. Treasury Obligations — 12.5%		11,960,749
Total Repurchase Agreements — 59.0%		56,500,000
Total Investments (Cost — $95,679,115*) — 99.9%		95,679,115
Other Assets Less Liabilities — 0.1%		102,250

Net Assets — 100.0%		$95,781,365

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	1

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at value
BNP Paribas Securities Corp.	1.06%	7/31/17	8/01/17	15,000	$15,000	15,000,442	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.50%, due 1/04/18 to 6/20/46	32,849,121	$15,478,578
Citigroup Global Markets, Inc.	1.04%[1]	7/31/17	8/01/17	10,000	10,000	10,000,289	U.S. Treasury Obligations, 3.00% to 3.38%, due 11/15/19 to 2/15/47	9,786,545	10,200,004
	1.06%	7/31/17	8/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligations, 2.86% to 4.50%, due 11/01/20 to 9/01/46	17,299,524	1,029,908
Total Citigroup Global Markets, Inc.					$20,000				$11,229,912
Credit Agricole Corp.	1.04%	7/31/17	8/01/17	10,000	10,000	10,000,289	U.S. Treasury Obligation, 2.00%, due 8/31/21	10,007,335	10,200,003
Goldman Sachs & Co.	1.12%	7/27/17	8/03/17	1,500	1,500	1,500,327	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 1/20/30 to 7/20/47	3,824,635	1,530,000
HSBC Securities (USA), Inc.	1.03%	7/25/17	8/01/17	1,000	1,000	1,000,200	U.S. Treasury Obligation, 1.38%, due 6/30/18	1,020,000	1,022,375
	1.04%	7/31/17	8/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligation, 4.00%, due 6/20/47	965,000	1,020,393
Total HSBC Securities (USA), Inc.					$2,000				$2,042,768
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.04%	7/31/17	8/01/17	5,000	5,000	5,000,144	U.S. Treasury Obligation, 1.88%, due 7/31/22	5,089,700	5,100,038
	1.06%	7/31/17	8/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligation, 3.00%, due 8/20/45	1,851,148	1,070,000
	1.14%	7/27/17	8/03/17	1,000	1,000	1,000,222	U.S. Government Sponsored Agency Obligation, 1.49%, due 10/15/37	36,442,135	1,110,000
Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$7,000				$7,280,038
Mitsubishi UFJ Securities USA, Inc.	1.04%	7/31/17	8/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligation, 2.96%, due 7/01/47	1,004,708	1,030,001
Morgan Stanley & Co. LLC	1.01%	7/31/17	8/01/17	1,000	1,000	1,000,028	U.S. Treasury Obligation, 2.25%, due 11/30/17	1,012,600	1,020,036
Natixis North America LLC	1.03%	7/31/17	8/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 2.13% to 8.75%, due 8/15/19 to 6/01/47	8,111,905	1,029,835

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	2

Schedule of Investments (concluded)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements (continued)

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at value
Natixis North America LLC	1.04%	7/31/17	8/01/17	3,000	$3,000	3,000,087	U.S. Treasury Obligations, 0.13% to 3.38%, due 4/15/18 to 5/15/46	2,819,100	$3,060,092
Total Natixis North America LLC					$4,000				$4,089,927
TD Securities (USA) LLC	1.05%	7/31/17	8/01/17	4,000	4,000	4,000,117	U.S. Government Sponsored Agency Obligation and U.S. Treasury Obligation, 1.88% to 3.00%, due 10/31/22 to 9/01/28	5,928,635	4,100,103
Total					$56,500				$58,001,366
[1] Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities [1]	—	$95,679,115	—	$95,679,115

[1] See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

3	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017

Schedule of Investments July 31, 2017 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.96%, 8/03/17	$108,995	$108,989,248
0.96%, 8/10/17	11,000	10,997,388
0.97%, 8/17/17	165,000	164,929,967
0.99%, 8/24/17	8,000	7,994,991
1.01%, 9/14/17	43,000	42,947,970
0.92%, 9/28/17	2,715	2,711,042
0.96%, 10/19/17	28,175	28,116,589
0.97%, 10/26/17	14,000	13,968,060
1.07%, 11/02/17	46,480	46,355,462
1.03%, 11/09/17	6,000	5,983,083
1.14%, 12/21/17	19,735	19,647,815
1.15%, 12/28/17	15,000	14,930,156
1.14%, 1/04/18	9,620	9,573,349
U.S. Treasury Notes, (3 mo. Treasury money market yield + 0.070%), 1.25%, 4/30/19 (b)	1,140	1,140,398
Total Investments (Cost — $478,285,518*) — 109.1%		478,285,518
Liabilities in Excess of Other Assets — (9.1)%		(39,775,264)

Net Assets — 100.0%		$438,510,254

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Floating rate security. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	1

Schedule of Investments (concluded)	FFI Treasury Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$478,285,518	—	$478,285,518

[1] See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017

Schedule of Investments July 31, 2017 (Unaudited)	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes, 1.05%, 10/02/17 (a)	$130,415	$130,179,169
Fannie Mae Variable Rate Notes, (1 mo. LIBOR US + 0.010%), 1.24%, 8/16/17 (b)	40,000	39,999,834
Federal Farm Credit Bank Discount Notes (a):
0.93%, 12/11/17	20,000	19,932,533
0.83%, 12/15/17	29,775	29,682,763
Federal Farm Credit Bank Variable Rate Notes, (3 mo. LIBOR US - 0.080%), 1.23%, 1/23/18 (b)	14,140	14,140,066
Federal Home Loan Bank Discount Notes (a):
0.85%, 8/02/17	8,000	7,999,811
1.02%, 8/08/17 - 9/25/17	19,095	19,066,584
0.96%, 8/09/17	100,305	100,283,582
0.95%, 8/18/17	17,780	17,772,082
0.68%, 8/22/17	14,735	14,729,155
0.90%, 8/28/17	17,830	17,818,032
1.03%, 8/29/17 - 9/07/17	78,345	78,271,841
0.89%, 9/06/17	19,175	19,157,934
1.00%, 9/13/17	24,855	24,825,312
0.98%, 9/14/17 - 10/25/17	85,200	85,059,078
0.91%, 9/22/17	10,330	10,316,422
0.99%, 10/03/17	6,030	6,019,553
1.08%, 10/12/17	123,125	122,859,050
0.75%, 10/18/17	19,265	19,233,694
1.01%, 12/04/17	5,485	5,465,955
Federal Home Loan Bank Variable Rate Notes (b):
(3 mo. LIBOR US - 0.095%), 1.12%, 8/25/17	27,000	27,000,000
(3 mo. LIBOR US - 0.120%), 1.05%, 11/02/17	16,975	16,975,000
(1 mo. LIBOR US - 0.140%), 1.08%, 4/13/18	84,675	84,675,000
(1 mo. LIBOR US - 0.145%), 1.08%, 4/17/18	45,010	45,010,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b) (continued):
(1 mo. LIBOR US - 0.140%), 1.09%, 4/17/18	$40,630	$40,630,000
(1 mo. LIBOR US - 0.143%), 1.08%, 5/18/18	7,000	7,000,000
(1 mo. LIBOR US - 0.143%), 1.09%, 5/18/18 - 5/22/18	50,000	50,000,000
Freddie Mac Discount Notes (a):
0.80%, 8/02/17	18,385	18,384,591
0.83%, 8/03/17	42,185	42,183,055
0.73%, 10/16/17	38,820	38,760,174
Freddie Mac Variable Rate Notes, (3 mo. LIBOR US + 0.020%), 1.24%, 3/08/18 (b)	26,000	26,000,000

Total U.S. Government Sponsored Agency Obligations — 41.1%		1,179,430,270

U.S. Treasury Obligations — 5.0%
U.S. Treasury Bills (a):
0.92%, 9/28/17	23,145	23,111,253
0.96%, 10/19/17	33,210	33,141,313
U.S. Treasury Notes:
0.88%, 11/15/17	19,475	19,467,020
0.75%, 2/28/18	28,970	28,943,337
(3 mo.Treasury money market yield + 0.140%), 1.32%, 1/31/19 (b)	40,000	40,000,000
Total U.S. Treasury Obligations - 5.0%		144,662,923
Total Repurchase Agreements — 53.3%		1,528,500,000
Total Investments (Cost — $2,852,593,193*) — 99.4%		2,852,593,193
Other Assets Less Liabilities — 0.6%		17,094,783

Net Assets — 100.0%		$2,869,687,976

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	1

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	1.06%	7/31/17	8/01/17	$50,000	$50,000	$50,001,472	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 0.10% to 7.00%, due 11/15/18 to 5/15/47	231,713,006	$51,785,943
	1.04%	7/31/17	8/01/17	36,500	36,500	36,501,054	U.S. Treasury Obligation, 0.00% to 1.75%, due 5/15/19 to 11/15/44	37,458,116	37,230,000
	1.04%[1]	7/14/17	8/07/17	21,000	21,000	21,004,247	U.S. Treasury Obligation, 0.00% to 3.38%, due 10/12/17 to 11/15/45	23,666,928	21,420,000
Total BNP Paribas Securities Corp.					$107,500				$110,435,943
Citigroup Global Markets, Inc.	1.04%[2]	7/31/17	8/01/17	190,000	190,000	190,005,489	U.S. Treasury Obligation, 3.00% to 3.38%, due 11/15/19 to 2/15/47	185,944,355	193,800,081
Credit Agricole Corp.	1.04%[2]	7/31/17	8/01/17	190,000	190,000	190,005,489	U.S. Treasury Obligation, 2.00%, due 8/31/21	190,139,365	193,800,064
Federal Reserve Bank of New York	1.00%	7/31/17	8/01/17	200,000	200,000	200,005,556	U.S. Treasury Obligation, 3.75%, due 8/15/41	169,567,300	200,005,670
Goldman Sachs & Co.	1.12%	7/27/17	8/03/17	31,500	31,500	31,506,860	U.S. Government Sponsored Agency Obligation, 3.00% to 6.00%, due 2/15/25 to 7/20/47	35,584,176	32,130,000
HSBC Securities (USA), Inc.	1.03%	7/31/17	8/01/17	103,000	103,000	103,002,947	U.S. Treasury Obligation, 2.00%, due 6/30/24	105,525,000	105,060,141
	1.04%	7/31/17	8/01/17	40,000	40,000	40,001,156	U.S. Treasury Obligation, 0.25%, due 1/15/25	39,940,000	40,800,738
	1.03%	7/25/17	8/01/17	30,000	30,000	30,006,008	U.S. Treasury Obligation, 2.00%, due 6/30/24	30,740,000	30,604,584
	1.03%	7/26/17	8/02/17	20,000	20,000	20,004,006	U.S. Treasury Obligation, 0.00%, due 8/03/17	20,484,200	20,403,210
Total HSBC Securities (USA), Inc.					$193,000				$196,868,673
J.P. Morgan Securities LLC	1.04%	7/31/17	8/01/17	148,000	148,000	148,004,276	U.S. Treasury Obligation, 2.00%, due 4/30/24	150,955,000	150,964,915
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.04%	7/31/17	8/01/17	10,000	10,000	10,000,289	U.S. Treasury Obligation, 1.88%, due 7/31/22	10,179,400	10,200,077
	1.06%	7/31/17	8/01/17	35,000	35,000	35,001,031	U.S. Government Sponsored Agency Obligation, 3.00%, due 8/20/45	64,790,177	37,450,000
Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$45,000				$47,650,077
Mitsubishi UFJ Securities USA, Inc.	1.04%	7/31/17	8/01/17	180,000	180,000	180,005,200	U.S. Government Sponsored Agency Obligation, 1.88% to 6.00%, due 11/01/17 to 7/20/47	932,384,873	185,277,285

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	2

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at Value
Mizuho Securities USA, Inc.	1.06%	7/31/17	8/01/17	$53,000	$53,000	$53,001,561	U.S. Government Sponsored Agency Obligation and U.S. Treasury Obligation, 2.13% to 5.50%, due 12/31/22 to 11/20/46	74,305,472	$54,207,671
RBC Capital Markets LLC	1.02%	7/31/17	8/01/17	10,000	10,000	10,000,283	U.S. Treasury Obligation, 0.00% to 3.38%, due 4/15/32 to 11/15/41	5,609,000	10,200,002
	1.03%	7/31/17	8/01/17	8,000	8,000	8,000,229	U.S. Government Sponsored Agency Obligations, 2.35% to 5.59%, due 11/25/30 to 7/20/47	298,995,211	8,387,532
Total RBC Capital Markets LLC					$18,000				$18,587,534
TD Securities (USA) LLC	1.04%	7/31/17	8/01/17	100,000	100,000	100,002,889	U.S. Treasury Obligation, 1.63% to 3.63%, due 11/15/22 to 2/15/47	96,777,800	102,000,052
	1.05%	7/31/17	8/01/17	52,500	52,500	52,501,531	U.S. Government Sponsored Agency Obligation and U.S. Treasury Obligation, 1.50% to 3.00%, due 7/31/21 to 9/01/28	58,622,776	53,600,227
Total TD Securities (USA) LLC					$152,500				$155,600,279
Wells Fargo Securities LLC	1.05%	7/26/17	8/02/17	20,000	20,000	20,004,083	U.S. Government Sponsored Agency Obligation, 4.00%, due 4/01/47	19,832,736	20,600,000
Total					$1,528,500				$1,559,928,192
[1] Variable rate security. Rate is of period end and maturity is the date and the principal owed can be recovered through demand.
[2] Traded in a joint account.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	3

Schedule of Investments (concluded)	Master Premier Government Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities [1]	—	$2,852,593,193	—	$2,852,593,193

[1] See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	4

Schedule of Investments July 31, 2017 (Unaudited)	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.92%, 9/28/17	$11,285	$11,268,546
0.96%, 10/19/17	19,030	18,990,641
0.97%, 10/26/17	41,000	40,906,463
1.04%, 11/02/17	148,400	147,998,621
1.04%, 11/16/17	12,460	12,422,167
1.09%, 12/07/17	9,520	9,483,781
1.10%, 1/04/18	50,000	49,766,000
1.13%, 1/18/18	24,990	24,859,601
U.S. Treasury Notes:
0.88%, 10/15/17	30,000	30,008,034
0.88%, 11/15/17	40,710	40,686,357
(3 mo. Treasury money market yield + 0.272%), 1.46%, 1/31/18 (b)	47,885	47,906,398
0.75%, 2/28/18	26,305	26,272,878
2.88%, 3/31/18	24,500	24,786,329

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
(3 mo. Treasury money market yield + 0.174%), 1.36%, 7/31/18 (b)	$25,000	$25,027,407
(3 mo. Treasury money market yield + 0.170%), 1.35%, 10/31/18 (b)	39,070	39,068,790
(3 mo. Treasury money market yield + 0.140%), 1.32%, 1/31/19 (b)	55,000	54,999,622
(3 mo. Treasury money market yield + 0.070%), 1.25%, 4/30/19 (b)	9,500	9,498,324
Total U.S. Treasury Obligations — 45.3%		613,949,959
Total Repurchase Agreements — 65.6%		890,000,000
Total Investments (Cost — $1,503,949,959*) — 110.9%		1,503,949,959
Liabilities in Excess of Other Assets — (10.9)%		(147,499,800)

Net Assets — 100.0%		$1,356,450,159

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at Value
Federal Reserve Bank of New York	1.00%	7/31/17	8/01/17	$890,000	$890,000	$890,024,722	U.S. Treasury Obligation, 2.00% to 4.25%, due 9/30/20 to 8/15/41	864,433,100	$890,024,745

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	1

Schedule of Investments (concluded)	Master Treasury Strategies Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-TermSecurities [1]	—	$1,503,949,959	—	$1,503,949,959

[1] See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2017	2

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2017